Shareholder Fees - FidelityOTCPortfolio-RetailPRO	Sep. 28, 2024 USD ($)
FidelityOTCPortfolio-RetailPRO | Fidelity OTC Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none